3. SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative liability	$ 5,178,906	$ 2,342,989	$ 484,777	$ 2,004,159
Level 1 [Member]
Derivative liability
Level 2 [Member]
Derivative liability
Level 3 [Member]
Derivative liability	$ 5,178,906	$ 2,342,989